Short-Term Debt	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-Term Debt
Short-term debt

Short-term debt consists of the following at year-end:

	2014	2013
Bank overdrafts (i)	$528	$7,156
Other short-term loans (ii)	32,000	393
	$32,528	$7,549

(i)
As of December 31, 2013, mainly comprised of an overdraft granted by Banco Francés in Argentina totaling 43.5 million of Argentine Pesos (equivalent to $6,676 at year-end exchange rate). This overdraft matured in April 2014 and accrued interest at an annual rate of 21.75%. During January 2014 this overdraft was settled before its maturity.

(ii)
As of December 31, 2014, mainly comprised of a loan granted by Citibank in Colombia totaling $32 million. This loan matures in January 2015 and accrues interest at a weighted-average annual rate of 2.34%.

Revolving Credit Facility

On August 2, 2013, ADBV renewed its committed revolving credit facility with Bank of America, N.A., as lender, for up to $75 million maturing on August 3, 2015. The obligations of ADBV under the revolving credit facility are jointly and severally guaranteed by certain of the Company’s subsidiaries on an unconditional basis. This revolving credit facility will permit the Company to borrow money from time to time to cover its working capital needs and for other general corporate purposes. Each loan made to ADBV under the revolving credit facility will bear interest at an annual rate equal to LIBOR plus 2.50%. Interest on each loan will be payable on the date of any prepayment, at maturity and on a quarterly basis, beginning with the date that is three calendar months following the date the loan is made.

Revolving Credit Facility (continued)

The revolving credit facility includes customary covenants including, among others, restrictions on the ability of ADBV, the guarantors and certain material subsidiaries to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower’s or guarantor’s business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) engage in transactions that violate certain anti-terrorism laws; and (vii) permit the consolidated net indebtedness to EBITDA ratio to be greater than 3.0 to 1 on the last day of any fiscal quarter of the borrower. The revolving credit facility provides for customary events of default, which, if any of them occurs, would permit or require the lender to terminate its obligation to provide loans under the revolving credit facility and/or to declare all sums outstanding under the loan documents immediately due and payable.

No amounts are due at the date of issuance of these consolidated financial statements in connection with this revolving credit facility.